Unaudited Condensed Consolidated Statements of Profit or Loss and Other Comprehensive Loss - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Profit or loss [abstract]
Revenue, net	$ 50,580	$ 43,732
Cost of sales	(23,000)	(21,995)
Gross profit	27,580	21,737
Interest income		18
Other income	1,061
Gain on fair value change in derivative financial instruments	276,199	557,368
Total other income	304,840	579,123
EXPENSES
Depreciation and amortization		(394,210)
Employee benefit expenses	(130,887)	(169,419)
Exchange loss, net	(330)	(7,085)
Finance costs	(462,863)	(381,479)
Other operating expenses	(2,805)	(45,951)
Professional and consulting expenses	(324,880)	(311,326)
Gain on fair value change in warrant liabilities	102,838
Total expenses	(818,927)	(1,309,470)
LOSS BEFORE INCOME TAX	(514,087)	(730,347)
Income tax expense
LOSS FOR THE PERIOD	(514,087)	(730,347)
Loss for the period attributable to:
Equity shareholders of Integrated Media Technology Limited	(514,087)	(685,892)
Non-controlling interest		(44,455)
Total comprehensive loss for the period attributable	$ (514,087)	$ (730,347)
Loss per share
Basic (in Dollars per share)	$ (0.15)	$ (0.2)
Diluted (in Dollars per share)	$ (0.15)	$ (0.2)